Item 1. Report to Shareholder

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
April 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.


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T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                6 Months      Year
                   Ended     Ended
                 4/30/04  10/31/03  10/31/02   10/31/01   10/31/00   10/31/99

NET ASSET VALUE

Beginning of
period           $ 13.07   $ 10.90   $ 12.96   $  18.04   $  16.77   $  14.03

Investment
activities

  Net investment
  income (loss)     0.02*     0.05*     0.02*      0.14*      0.02*      0.05*

  Net realized
  and unrealized
  gain (loss)       1.05      2.15     (1.96)     (4.41)      1.80       3.24

  Total from
  investment
  activities        1.07      2.20     (1.94)     (4.27)      1.82       3.29

Distributions

  Net investment
  income           (0.04)    (0.03)    (0.12)     (0.02)     (0.06)     (0.10)

  Net realized
  gain             (0.01)         -         -     (0.79)     (0.49)     (0.45)

  Total
  distributions    (0.05)    (0.03)    (0.12)     (0.81)     (0.55)     (0.55)

NET ASSET VALUE

End of period    $ 14.09   $ 13.07   $ 10.90   $  12.96   $  18.04   $  16.77
                 ------------------------------------------------------------

Ratios/
Supplemental
Data

Total return^       8.20%*   20.24%*  (15.15)%*  (24.69)%*    10.98%*    24.17%*

Ratio of total
expenses to
average net
assets              1.20%*!   1.20%*     1.20%*     1.20%*     1.20%*     1.20%*

Ratio of net
investment
income (loss)
to average
net assets          0.11%*!   0.42%*     0.20%*     0.89%*     0.15%*     0.40%*

Portfolio
turnover
rate                98.5%!    38.7%      48.4%      52.3%      71.5%      37.5%

Net assets,
end of period
(in thousands)   $ 79,622  $ 74,725  $ 62,735   $  73,325  $ 107,459  $  73,837

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.20% contractual expense limitation in effect through 2/28/06.

!    Annualized


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         April 30, 2004

Portfolio of Investments (ss.) ++                            Shares      Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

AUSTRALIA   0.7%

Common Stocks   0.3%

BHP Billiton                                                 29,327        241

                                                                           241

Preferred Stocks   0.4%

News Corporation                                             33,834        287

                                                                           287

Total Australia (Cost $444)                                                528

AUSTRIA   0.6%

Common Stocks   0.6%

Erste Bank                                                    3,300        493

Total Austria (Cost $443)                                                  493

BERMUDA   0.5%

Common Stocks   0.5%

Axis Capital Holdings (USD)                                  13,700        373

Total Bermuda (Cost $392)                                                  373

BRAZIL   0.3%

Common Stocks   0.3%

Petroleo Brasileiro (Petrobras) ADR (USD)                     6,207        155

Tele Norte Leste Participacoes ADR (USD)                      9,100        108

Total Brazil (Cost $223)                                                   263

CANADA   0.6%

Common Stocks   0.6%

Research In Motion (USD) *                                    5,100        442

Total Canada (Cost $304)                                                   442


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CHINA   0.1%

Common Stocks   0.1%

Semiconductor Manufacturing ADR (USD) *                       6,000         70

Total China (Cost $105)                                                     70

DENMARK   0.4%

Common Stocks   0.4%

Novo Nordisk, Series B                                        7,485        355

Total Denmark (Cost $249)                                                  355

FRANCE   5.2%

Common Stocks   5.2%

Atos Origin *                                                 5,200        298

AXA                                                          30,800        643

BNP Paribas                                                   6,868        410

Credit Agricole                                              11,989        294

France Telecom *                                             12,900        309

Hermes                                                        1,901        377

Neopost                                                       9,314        512

Publicis                                                     12,000        357

Societe Television Francaise 1                                7,895        242

Total, Series B                                               3,874        712

Total France (Cost $3,545)                                               4,154

GERMANY   2.3%

Common Stocks   2.3%

Bayerische Hypo-und Vereinsbank *                            23,034        397

BMW                                                           3,300        142

Deutsche Boerse                                               6,000        329

Hypo Real Estate *                                           35,900        976

Total Germany (Cost $2,087)                                              1,844

HONG KONG   0.4%

Common Stocks   0.4%

Cheung Kong Holdings                                         20,000        153

Sun Hung Kai Properties                                      18,000        153

Total Hong Kong (Cost $294)                                                306

INDIA   0.3%

Common Stocks   0.3%

Infosys Technologies                                            900        104

Zee Telefilms                                                45,600        130

Total India (Cost $194)                                                    234

IRELAND   1.8%

Common Stocks   1.8%

Bank of Ireland                                              29,900        362

CRH                                                           8,600        182

DEPFA Bank                                                    3,100        462

Irish Life & Permanent                                       25,500        398

Total Ireland (Cost $1,531)                                              1,404

ITALY   1.8%

Common Stocks   1.8%

Bulgari                                                      47,300        447

ENI                                                          15,539        315

Lottomatica                                                  19,000        409

UniCredito Italiano                                          53,715        250

Total Italy (Cost $1,219)                                                1,421

JAPAN   10.0%

Common Stocks   10.0%

Amano                                                        16,000        123

Bridgestone                                                   7,000        118

Canon                                                         4,000        208

Credit Saison                                                 7,000        203


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Eisai                                                         5,400        137

Hitachi                                                      21,000        146

Honda                                                         4,700        187

House Foods                                                  10,200        138

Ito-Yokado                                                    3,000        124

Itochu *                                                     30,000        126

Keihin Electric Express Railway                              39,000        236

Kokuyo                                                       13,500        167

Komatsu                                                      20,000        113

Kyocera                                                       1,700        139

Marui                                                        16,000        249

Matsushita Electric Industrial                               12,000        175

Mitsubishi Heavy Industries                                  44,000        121

Mitsubishi Tokyo Financial                                       22        194

Mitsui Sumitomo Insurance                                    20,000        187

Mizuho Financial Group                                           36        169

Murata Manufacturing                                          1,900        124

NEC                                                          23,000        179

Nintendo                                                      1,100        103

Nippon Express                                               31,000        180

Nippon Kayaku                                                32,000        171

Nippon Oil                                                   14,000         77

Nippon Steel                                                103,000        214

Nippon Telegraph & Telephone                                     24        126

Nissan Motor                                                 14,000        155

Nitto Denko                                                   2,300        127

Nomura Holdings                                              14,000        225

NTT DoCoMo                                                       82        161

Okumura                                                      29,000        138

Resona Holdings *                                            60,000        120

Rohm                                                          1,200        148

Sanyo Electric                                               26,000        117

Sapporo Breweries                                            44,000        153

Seven-Eleven Japan                                            3,000        101

Sharp                                                         8,000        143

Softbank                                                      2,000         90


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Sony                                                          5,200        200

Sumitomo Metal Mining                                        11,000         66

Sumitomo Mitsui Financial                                        26        195

Takeda Chemical Industries                                    4,800        193

TDK                                                           2,300        163

TEPCO                                                         9,100        195

Tokyo Gas                                                    51,000        189

Toyota Motor                                                 11,600        418

UFJ Holdings                                                     24        147

Yamanouchi Pharmaceutical                                     3,500        116

Total Japan (Cost $7,165)                                                7,994

MEXICO   0.7%

Common Stocks   0.7%

America Movil ADR, Series L shares (USD)                      6,200        210

Grupo Televisa ADR (USD)                                      1,900         83

Wal-Mart de Mexico                                           82,126        239

Total Mexico (Cost $390)                                                   532

NETHERLANDS   1.1%

Common Stocks   1.1%

Euronext                                                     13,000        377

Koninklijke Numico *                                          8,526        235

Royal Dutch Petroleum                                         4,660        226

Total Netherlands (Cost $746)                                              838

SINGAPORE   0.4%

Common Stocks   0.4%

United Overseas Bank                                         40,232        323

Total Singapore (Cost $256)                                                323

SOUTH AFRICA   0.4%

Common Stocks   0.4%

Investec                                                     19,700        348

Total South Africa (Cost $398)                                             348


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SOUTH KOREA   0.5%

Common Stocks   0.5%

Samsung Electronics                                             781        368

Total South Korea (Cost $57)                                               368

SPAIN   3.3%

Common Stocks   3.3%

Acerinox                                                      4,000        206

Aldeasa *                                                    13,200        380

Antena 3 Television *                                         4,353        221

Cortefiel                                                     9,900        107

Gamesa                                                        6,700        276

Promotora de Informaciones                                   36,800        650

Sogecable *                                                  17,700        753

Total Spain (Cost $2,130)                                                2,593

SWEDEN   1.3%

Common Stocks   1.3%

Alfa Laval                                                   19,600        295

Electrolux *                                                 12,700          4

LM Ericsson, Series B *                                      67,670        180

SEB, Series A                                                14,000        203

SKF, Series B                                                11,400        389

Total Sweden (Cost $1,116)                                               1,071

SWITZERLAND   5.0%

Common Stocks   5.0%

Adecco *                                                      2,500        110

Compagnie Financiere Richemont                               17,700        452

Credit Suisse Group                                          24,965        876

Julius Baer *                                                   553        148

Nestle                                                        3,153        795

Novartis                                                      6,300        279


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UBS                                                          13,400        947

Zurich Financial Services *                                   2,400        377

Total Switzerland (Cost $3,511)                                          3,984

TAIWAN   0.9%

Common Stocks   0.9%

China Trust Finance Holdings                                118,840        127

Min Aik Technology                                           32,000         69

Quanta Computer                                             119,000        250

Taishin Financial Holdings                                  123,000        107

Taiwan Semiconductor Manufacturing                          114,846        197

Total Taiwan (Cost $808)                                                   750

UNITED KINGDOM   9.3%

Common Stocks   9.3%

AstraZeneca                                                   6,094        284

Bodycote                                                     75,700        199

British Sky Broadcast                                        23,801        280

Capita                                                       52,100        286

Carnival                                                      8,600        385

Compass                                                      88,270        554

Diageo                                                       29,208        391

Dixons                                                      106,200        292

GlaxoSmithKline                                              33,506        691

HBOS                                                         21,900        283

HSBC (HKD)                                                   16,000        234

Kesa Electricals                                             30,405        151

Kingfisher                                                  103,947        520

MFI Furniture Group *                                       134,900        374

mm02 *                                                      159,400        281

Reckitt Benckiser                                             6,210        161

Royal Bank of Scotland Group                                 27,076        810

Signet Group                                                 82,100        168

Vodafone Group                                              442,343      1,069

Total United Kingdom (Cost $6,892)                                       7,413


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UNITED STATES   50.3%

Common Stocks   50.3%

Accenture, Class A *                                         23,900        568

ACE                                                           7,100        311

Adobe Systems                                                 7,800        322

Affiliated Computer Services, Class A *                       9,500        461

Altria Group                                                  7,300        404

American Express                                             14,100        690

American International Group                                 14,900      1,068

Amgen *                                                      11,600        653

Analog Devices                                                7,800        332

Apollo Group, Class A *                                       8,200        745

Applied Materials *                                          14,200        259

Baker Hughes                                                 15,800        580

Best Buy                                                      9,100        494

Cardinal Health                                               2,900        212

Carnival                                                      8,900        380

Cendant                                                      20,100        476

Cisco Systems *                                              30,300        632

Citigroup                                                    38,800      1,866

Clear Channel Communications                                  8,600        357

Coca-Cola                                                     9,800        496

Comcast, Class A *                                           23,600        684

Corning *                                                    16,000        177

Danaher                                                       6,300        583

Dell *                                                       24,900        864

DST Systems *                                                 6,300        278

eBay *                                                        5,200        415

EchoStar Communications, Class A *                           20,000        664

Exxon Mobil                                                  20,808        885

Family Dollar Stores                                          9,000        289

Fannie Mae                                                    8,200        564

First Data                                                    8,300        377

Fiserv *                                                     11,600        424

Forest Laboratories *                                         6,000        387

General Electric                                             36,100      1,081


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Gilead Sciences *                                             5,300        322

Guidant                                                       5,100        321

Harley-Davidson                                               5,100        287

Hartford Financial Services                                   6,800        415

Home Depot                                                   16,550        582

Intel                                                        18,100        466

InterActiveCorp *                                            12,600        402

International Game Technology                                16,700        630

Intuit *                                                      6,300        268

Johnson & Johnson                                             8,300        448

Juniper Networks *                                            5,100        112

Kohl's *                                                      2,700        113

Maxim Integrated Products                                     5,100        235

Medtronic                                                     9,000        454

Mellon Financial                                             17,900        531

Mercury Interactive *                                         4,200        179

Merrill Lynch                                                10,100        548

Microsoft                                                    61,700      1,602

Nextel Communications, Class A *                             25,500        608

Nucor                                                         7,900        469

Pfizer                                                       30,410      1,087

Schlumberger                                                  8,100        474

Scripps, Class A                                              4,200        443

SLM Corporation                                              12,500        479

St. Paul Companies                                            5,815        237

State Street                                                 17,500        854

Stryker                                                       5,100        505

Sysco                                                        11,000        421

Target                                                       22,900        993

Tyco International                                           22,000        604

U.S. Bancorp                                                 20,100        515

UnitedHealth Group                                           22,400      1,377

Univision Communications *                                   12,900        437

UPS, Class B                                                  5,900        414

VERITAS Software *                                            5,900        157

Viacom, Class B                                              11,500        445


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Wal-Mart                                                     12,200        695

Walgreen                                                     12,200        421

WellPoint Health Networks *                                   6,000        670

Wyeth                                                         4,000        152

Xilinx *                                                      7,200        242

Yahoo! *                                                     10,200        515

Total United States (Cost $31,284)                                      40,107

SHORT-TERM INVESTMENTS   2.9%

Money Market Funds   2.9%

T. Rowe Price Reserve Investment Fund, 1.09% #            2,296,298      2,296

Total Short-Term Investments (Cost $2,296)                               2,296

SECURITIES LENDING COLLATERAL   5.2%

Money Market Pooled Account   5.2%

Investment in money market pooled account managed
by JP Morgan Chase Bank, London, 1.06% #                  4,156,686      4,157

Total Securities Lending Collateral (Cost $4,157)                        4,157

Total Investments in Securities
106.3% of Net Assets (Cost $72,236)                                    $84,661
                                                                       -------

(ss.) Denominated in currency of country of incorporation unless otherwise noted

++ At April 30, 2004, a substantial number of the fund's international securities were valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. See Note 1.

#    Seven-day yield

*    Non-income producing

ADR  American Depository Receipts

HKD  Hong Kong dollar

USD  U.S. dollar


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         April 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(Amounts in $ 000s except shares and per share amounts)

Assets

Investments in securities, at value (cost $72,236)                   $  84,661

Other assets                                                               828

Total assets                                                            85,489

Liabilities

Obligation to return securities lending collateral                       4,157

Other liabilities                                                        1,710

Total liabilities                                                        5,867

NET ASSETS                                                           $  79,622
                                                                     ---------

Net Assets Consist of:

Undistributed net investment income (loss)                           $     139

Undistributed net realized gain (loss)                                 (15,496)

Net unrealized gain (loss)                                              12,423

Paid-in-capital applicable to 5,651,214 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                      82,556

NET ASSETS                                                           $  79,622
                                                                     ---------

NET ASSET VALUE PER SHARE                                            $   14.09
                                                                     ---------


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                      6 Months
                                                                         Ended
                                                                       4/30/04
Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $41)                             $     550

  Securities lending                                                        17

  Total income                                                             567

Expenses

  Investment management                                                    265

  Shareholder servicing                                                    140

  Custody and accounting                                                    75

  Legal and audit                                                           16

  Registration                                                              14

  Prospectus and shareholder reports                                         6

  Directors                                                                  3

  Miscellaneous                                                              3

  Reductions/repayments pursuant to expense limitation

    Investment management fees (waived) repaid                             (44)

  Total expenses                                                           478

Net investment income (loss)                                                89

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             4,460

  Foreign currency transactions                                             17

  Net realized gain (loss)                                               4,477

Change in net unrealized gain (loss)

  Securities                                                             1,649

  Other assets and liabilities
  denominated in foreign currencies                                         (7)

  Change in net unrealized gain (loss)                                   1,642

Net realized and unrealized gain (loss)                                  6,119

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $   6,208
                                                                     ---------


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                         6 Months         Year
                                                            Ended        Ended
                                                          4/30/04     10/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                          $      89    $     282

  Net realized gain (loss)                                  4,477       (3,008)

  Change in net unrealized gain (loss)                      1,642       15,447

  Increase (decrease) in net assets from operations         6,208       12,721

Distributions to shareholders

  Net investment income                                      (228)        (173)

  Net realized gain                                           (57)          --

  Decrease in net assets from distributions                  (285)        (173)

Capital share transactions *

  Shares sold                                              13,299       36,303

  Distributions reinvested                                    277          167

  Shares redeemed                                         (14,602)     (37,028)

  Increase (decrease) in net assets from capital
  share transactions                                       (1,026)        (558)

Net Assets

Increase (decrease) during period                           4,897       11,990

Beginning of period                                        74,725       62,735

End of period                                           $  79,622    $  74,725
                                                        ---------    ---------

(Including undistributed net investment income of $139 at 4/30/04 and $278 at 10/31/03)

*Share information

  Shares sold                                                 940        3,232

  Distributions reinvested                                     21           15

  Shares redeemed                                          (1,029)      (3,282)

  Increase (decrease) in shares outstanding                   (68)         (35)


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         April 30, 2004

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on December 29, 1995. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2004, the value of loaned securities was $3,880,000; aggregate collateral consisted of $4,157,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $38,680,000 and $41,179,000, respectively, for the six months ended April 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2003, the fund had $19,916,000 of unused capital loss carryforwards, of which $8,961,000 expire in fiscal 2009, $7,924,000 expire in fiscal 2010, and $3,031,000 expire in fiscal 2011.

At April 30, 2004, the cost of investments for federal income tax purposes was $72,236,000. Net unrealized gain aggregated $12,423,000 at period-end, of which $14,331,000 related to appreciated investments and $1,908,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At April 30, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $35,000.

The fund is also subject to a contractual expense limitation through February 28, 2006. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.20%. Through February 29, 2008, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to this agreement, at April 30, 2004, management fees waived remain subject to repayment by the fund in the following amounts: $277,000 through October 31, 2005 and $44,000 through February 29, 2008.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $143,000 for the six months ended April 30, 2004, of which $31,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended April 30, 2004, dividend income from the Reserve Funds totaled $4,000.

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Global Stock Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 15, 2004